Schedule of Other Non-Current Assets (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
iGaming regulatory deposits		$ 1,715,053	$ 755,474
iGaming deposits with service providers		261,825	434,738
Rent deposit		80,520	91,253
Other	4,844	4,778	33,544
Other non-current assets	$ 4,844	$ 2,062,176	$ 1,315,009